EQUITY (Tables)	9 Months Ended
Sep. 30, 2021
Equity
Schedule of equity

	For the nine-month period ended September 30, 2021	For the year ended December 31, 2020
Shares issued at the start of the period	27,299,332	26,178,281
Shares issued from placements	11,479,977	-
Exercise of warrants	7,821,700	872,291
Exercise of options	406,201	145,000
Shares issued for interest payment	76,635	-
Share based compensation	-	103,760
Shares issued at the end of period	47,083,845	27,299,332

Schedule of share options

	For the nine-month period ended September 30, 2021		For the year ended December 31, 2020
	Number	Weighted average exercise price $	Number	Weighted average exercise price $
Opening balance	2,400,000	3.20	1,582,500	2.80
Granted	20,000	16.11	1,192,500	3.64
Exercised	(406,201)	3.14	(145,000)	3.05
Expired	(36,300)	7.00	(230,000)	2.66
Cancelled	(10,000)	16.84	-	-
Ending balance	2,667,499	6.59	2,400,000	3.20
Options that can be exercised	2,315,000	6.73	2,000,000	3.37